LETTER TO SHAREHOLDERS

MICHAEL J. VOGELZANG, CFA, PRESIDENT
TODD FINKELSTEIN, CFA, PORTFOLIO MANAGER

Almost two years into this interest rate easing cycle the economic recovery appears unconvincing. Demand has remained lethargic, production has contracted, employment growth has stalled, and the equity market -- while off its lows -- seems to be moving ahead only tentatively. While the housing statistics remain strong, the Federal Reserve has leaned toward easier monetary policy to help build broader economic momentum.

Through the end of October, the Fed maintained a 1.75% target for overnight rates. As lower interest rates typically impact the economy with a lag of six to nine months, the central bank waited patiently for the 475bp of easing in 2001 to gain traction. By early November the patient Fed considered additional insurance to be worthwhile and dropped rates by another one half of a percent to 1.25%.

Short-term interest rate changes administered by the Federal Reserve are the single largest determinant of money market yields. As a result of the dramatic decline in interest rates, the yields on your funds have dropped considerably since our last shareholder letter in April. However, to lock in higher yields, portfolio average maturities were intermittently extended throughout this period. Nevertheless, we anticipate money market rates will continue to trend lower over coming months as higher yielding securities mature and are reinvested at currently prevailing rates.

PORTFOLIO REVIEWS

CASH RESERVES FUND

- The Portfolio invests only in high-quality credits as ranked by nationally recognized statistical rating organizations. This, coupled with broad diversification among issuers and sectors, enhances stability and liquidity in today's dynamic economic environment. As of October 31, the portfolio consisted of certificates of deposit (30%), commercial paper (25%), repurchase agreements (24%), U.S. Government Agencies (8%), variable rate notes (3%), corporate bonds (1%), and other money market funds (9%). Variable rate notes were minimized in favor of fixed rate obligations to preserve yield.

U.S. GOVERNMENT FUND

- The Portfolio invests exclusively in short-term U.S. government securities, including those guaranteed by any of its agencies or instrumentalities, and repurchase agreements based upon these securities. As of October 31, the portfolio consisted of U.S. government agency obligations (71%), repurchase agreements (21%), U.S. Treasury Obligations (1%), and other money market funds (7%). In a rapidly declining interest rate environment, money market fund yields lag the decline in overnight rates. As a result, they provide a higher-yielding alternative than repurchase agreements for a portion of the overnight investments.

TAX FREE FUND

- The Portfolio invests in high quality short-term municipal obligations as ranked by nationally recognized statistical rating organizations. This high quality, coupled with broad diversification among issuers and sectors, helps lend stability and liquidity in today's dynamic economic environment. As of October 31, the portfolio consisted of daily and weekly floating rate issues (70%), notes and bonds (12%), pre-refunded municipal obligations (6%), municipal commercial paper (6%), and other money market funds (6%).

                                       1
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   Recently, heavy supply of municipal new issuance has resulted in higher yields relative to taxable money market instruments than is typically the norm.

NEW YORK FUND

- The Portfolio invests in high quality short-term municipal obligations that are exempt from regular federal income tax and the personal income taxes imposed by New York State and New York municipalities. The high credit quality of the securities purchased into this fund should lend stability and liquidity in today's challenging credit climate. This portfolio is more concentrated geographically than the Tax Free Fund which owns obligations from national issuers. As of October 31, the portfolio consisted of daily and weekly floating rate issues (72%), municipal commercial paper (14%), notes and bonds (6%), pre-refunded municipal obligations (2%), and other money market funds (6%). Recently, heavy supply of municipal new issuance has resulted in higher yields relative to taxable money market instruments than is typically the norm.

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
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL        VALUE
-------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 29.4%
BANKING -- 29.4%
Abbey National Plc.                       1.710%  02/19/2003   $ 15,000,000  $   14,998,152
Abbey National Plc.                       1.910%  12/31/2002     15,000,000      15,002,434
ABN AMRO Holding NV                       1.810%  12/31/2002     25,000,000      25,000,383
Alliance & Leicester Plc.                 1.810%  01/27/2003     15,000,000      15,000,000
Bank of Nova Scotia                       1.730%  03/05/2003     25,000,000      25,005,124
Barclays Bank Plc.                        1.810%  11/05/2002     30,000,000      30,000,033
BNP Paribas NY                            1.760%  04/22/2003     25,000,000      25,001,184
Canadian Imperial Bank of Commerce NY     1.610%  04/03/2003     15,000,000      15,003,047
Canadian Imperial Bank of Commerce NY     2.070%  12/23/2002     15,000,000      15,000,401
Chase Manhattan Bank                      1.810%  01/13/2003     30,000,000      30,000,000
Credit Suisse First Boston NY             2.010%  02/19/2003     30,000,000      30,018,663
Deutsche Bank AG                          1.660%  11/18/2002     15,000,000      14,999,716
HBOS Treasury Services Plc.               1.770%  03/03/2003     15,000,000      14,999,789
ING Bank NV                               1.760%  03/17/2003     30,000,000      29,998,848
Landesbank Hessen                         2.010%  12/10/2002     25,000,000      24,998,652
Lloyds TSB Bank NY                        1.920%  12/16/2002     15,000,000      15,001,291
Toronto-Dominion Bank NY                  1.635%  12/02/2002     10,000,000       9,999,443
Toronto-Dominion Bank NY                  1.770%  02/28/2003     20,000,000      20,004,561
Westdeutsche Landesbank Girozentral NY    2.035%  11/13/2002     12,000,000      11,999,695
                                                                             --------------
TOTAL CERTIFICATES OF DEPOSIT                                                   382,031,416
                                                                             --------------
COMMERCIAL PAPER -- 25.3%
BANKING -- 9.6%
American Express Credit Corporation       1.740%  01/23/2003     25,000,000      24,899,708
Citicorp                                  1.710%  12/05/2002     15,000,000      14,975,775
Citicorp                                  1.750%  12/12/2002     15,000,000      14,970,104
Dresdner U.S. Finance Corporation         1.720%  11/12/2002     25,000,000      24,986,861
Lloyds TSB Bank                           1.800%  12/27/2002     15,000,000      14,958,000
Societe Generale North America            1.690%  01/24/2003     30,000,000      29,881,700
                                                                             --------------
                                                                                124,672,148
                                                                             --------------
COMPUTERS & INFORMATION -- 1.9%
IBM Corporation                           1.700%  05/02/2003     15,000,000      14,871,083
IBM Corporation                           1.800%  02/10/2003     10,000,000       9,949,500
                                                                             --------------
                                                                                 24,820,583
                                                                             --------------
FINANCIAL SERVICES -- 9.6%
American Honda Finance Corporation        1.690%  12/09/2002     15,000,000      14,973,242
Ciesco LP                                 1.740%  11/05/2002     30,000,000      29,994,200

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CASH RESERVES FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
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
-------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL        VALUE
FINANCIAL SERVICES (CONTINUED)
Falcon Asset Securitization Corporation   1.750%  11/08/2002   $ 20,000,000  $   19,993,195
Goldman Sachs Group, Inc.                 1.710%  01/14/2003     20,000,000      19,929,700
Receivables Capital Corporation           1.750%  11/14/2002     10,000,000       9,993,681
Sigma Finance Corporation                 1.680%  03/07/2003     15,000,000      14,911,800
Sigma Finance Corporation                 2.140%  01/14/2003     15,000,000      14,934,017
                                                                             --------------
                                                                                124,729,835
                                                                             --------------
INDUSTRIAL - DIVERSIFIED -- 4.2%
CIT Group, Inc.                           1.780%  11/06/2002     25,000,000      24,993,819
General Electric Capital Corporation      1.720%  01/08/2003     30,000,000      29,902,533
                                                                             --------------
                                                                                 54,896,352
                                                                             --------------
TOTAL COMMERCIAL PAPER                                                          329,118,918
                                                                             --------------
CORPORATE DEBT -- 0.8%
FINANCIAL SERVICES -- 0.8%
Salomon Smith Barney Holdings, Inc.       6.125%  01/15/2003     10,000,000      10,078,127
                                                                             --------------
TOTAL CORPORATE DEBT                                                             10,078,127
                                                                             --------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.1%
Federal Home Loan Bank                    1.755%  01/17/2003     25,000,000      24,906,156
Federal Home Loan Mortgage Corporation    1.770%  01/31/2003     20,000,000      19,910,516
Federal National Mortgage Association     1.560%  01/29/2003     20,000,000      19,922,867
Federal National Mortgage Association     1.670%  01/15/2003     15,000,000      14,947,812
Federal National Mortgage Association     5.250%  01/15/2003     10,000,000      10,071,378
Federal National Mortgage Association     5.260%  10/02/2003     15,000,000      15,460,891
                                                                             --------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                             105,219,620
                                                                             --------------
MONEY MARKET FUNDS -- 9.0%
Merrill Lynch Premier Institutional Fund  1.800%                 58,178,512      58,178,513
Merrimac Cash Series, Premium Class       1.810%                 58,410,171      58,410,171
                                                                             --------------
TOTAL MONEY MARKET FUNDS                                                        116,588,684
                                                                             --------------
VARIABLE RATE NOTES -- 3.1%
BANKING -- 1.9%
Wells Fargo Bank NA(1)                    1.743%  11/14/2002     25,000,000      24,999,089
                                                                             --------------
FINANCIAL SERVICES -- 1.2%
American Honda Finance Corporation(1)     1.810%  01/21/2003     15,000,000      14,998,545
                                                                             --------------
TOTAL VARIABLE RATE NOTES                                                        39,997,634
                                                                             --------------

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
-------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL        VALUE
REPURCHASE AGREEMENTS -- 24.2%
Lehman Brothers Repurchase Agreement,
collateralized by a Federal Farm Credit
Bank with an interest rate of 8.450%,
maturity date of 4/15/07 and an
aggregate market value of $6,853,977, a
Federal Home Loan Discount Note with a
yield of 1.825%, maturity date of
11/4/02 and an aggregate market value of
$59,648,070, and a Fannie Mae Discount
Note with a yield of 1.524%, maturity
date of 3/27/03 and an aggregate market
value of $35,502,108.                     1.840%  11/01/2002   $100,000,000  $  100,000,000
                                                                             --------------
UBS PaineWebber Warburg Repurchase
Agreement, collateralized by Federal
Home Loan Banks with interest rates
ranging from 2.450% to 4.750%, maturity
dates ranging from 4/7/04 to 4/25/11 and
an aggregate market value of
$217,974,429.                             1.920%  11/01/2002    213,698,000     213,698,000
                                                                             --------------
TOTAL REPURCHASE AGREEMENTS                                                     313,698,000
                                                                             --------------
TOTAL INVESTMENTS -- 99.9% (COST $1,296,732,399)                              1,296,732,399
NET OTHER ASSETS -- 0.1%                                                          1,452,188
                                                                             --------------
NET ASSETS -- 100.0%                                                         $1,298,184,587
                                                                             ==============
TOTAL COST FOR INCOME TAX PURPOSES                                           $1,296,732,399

 (1)  Maturity date shown for security is actual reset date.

    The accompanying notes are an integral part of the financial statements.

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SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE     MATURITY     PRINCIPAL      VALUE
-----------------------------------------------------------------------------------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 68.2%
Federal Agricultural Mortgage
Corporation                                1.890%  11/27/2002   $ 2,000,000  $  1,997,270
Federal Farm Credit Bank                   1.560%  12/11/2002     5,000,000     4,991,333
Federal Farm Credit Bank                   1.740%  02/06/2003     3,000,000     2,985,935
Federal Farm Credit Bank                   4.375%  05/01/2003     2,000,000     2,024,394
Federal Home Loan Bank                     1.620%  01/08/2003     3,000,000     2,990,820
Federal Home Loan Bank                     1.640%  01/10/2003     5,000,000     4,984,056
Federal Home Loan Bank                     1.650%  12/04/2002     5,000,000     4,992,438
Federal Home Loan Bank                     1.680%  12/06/2002     5,000,000     4,991,833
Federal Home Loan Bank                     1.685%  12/18/2002     5,000,000     4,989,001
Federal Home Loan Bank                     1.755%  01/17/2003     5,000,000     4,981,231
Federal Home Loan Bank                     1.900%  11/29/2002     2,500,000     2,496,305
Federal Home Loan Bank                     1.930%  11/01/2002     5,000,000     5,000,000
Federal Home Loan Bank                     5.590%  01/13/2003     4,010,000     4,036,674
Federal Home Loan Bank                     5.610%  01/23/2003     1,000,000     1,006,889
Federal Home Loan Bank                     6.375%  11/15/2002     2,690,000     2,694,242
Federal Home Loan Mortgage Corporation     1.615%  11/14/2002     5,000,000     4,997,084
Federal Home Loan Mortgage Corporation     1.640%  12/05/2002     5,000,000     4,992,256
Federal Home Loan Mortgage Corporation     1.660%  11/21/2002     5,000,000     4,995,389
Federal Home Loan Mortgage Corporation     1.660%  12/26/2002     5,000,000     4,987,319
Federal Home Loan Mortgage Corporation     1.665%  01/30/2003     5,000,000     4,979,187
Federal Home Loan Mortgage Corporation     1.690%  11/12/2002     5,000,000     4,997,418
Federal Home Loan Mortgage Corporation     1.730%  10/09/2003     5,000,000     4,917,825
Federal Home Loan Mortgage Corporation     1.740%  12/11/2002     3,000,000     2,994,200
Federal Home Loan Mortgage Corporation     1.770%  01/31/2003     5,000,000     4,977,629
Federal Home Loan Mortgage Corporation     1.900%  11/07/2002     5,000,000     4,998,417
Federal National Mortgage Association      1.560%  01/29/2003     5,000,000     4,980,717
Federal National Mortgage Association      1.660%  11/13/2002     3,000,000     2,998,340
Federal National Mortgage Association      1.660%  11/20/2002     5,000,000     4,995,620
Federal National Mortgage Association      1.670%  01/15/2003     5,000,000     4,982,604
Federal National Mortgage Association      1.740%  12/24/2002     5,000,000     4,987,192
Federal National Mortgage Association      1.750%  11/15/2002     4,000,000     3,997,277
Federal National Mortgage Association      1.760%  11/01/2002     2,000,000     2,000,000
Federal National Mortgage Association      1.770%  12/11/2002     1,470,000     1,467,110
Federal National Mortgage Association      1.820%  01/10/2003     2,988,000     2,977,426
Federal National Mortgage Association      6.800%  01/10/2003     3,000,000     3,028,850
                                                                             ------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                           139,414,281
                                                                             ------------
VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.4%
Federal National Mortgage Association      1.730%  12/06/2002     4,987,000     4,986,760
                                                                             ------------

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U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE     MATURITY     PRINCIPAL      VALUE
MONEY MARKET FUNDS -- 7.5%
Merrill Lynch Government Fund              1.700%               $ 7,559,650  $  7,559,650
Merrimac US Government Series, Premium
Class                                      1.660%                 7,650,398     7,650,398
                                                                             ------------
TOTAL MONEY MARKET FUNDS                                                       15,210,048
                                                                             ------------
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 1.3%
U.S. Treasury Strip-Principal Only         1.702%  12/02/2002     2,572,000     2,568,231
                                                                             ------------
REPURCHASE AGREEMENTS -- 20.6%
Lehman Brothers Repurchase Agreement,
collateralized by a Federal Home Loan
Bank Discount Note with a yield of
1.825%, maturity date of 11/4/02 and an
aggregate market value of $10,337,932,
and a Fannie Mae Discount Note with a
yield of 1.731%, maturity date of
11/19/02 and an aggregate market value
of $4,965,527.                             1.840%  11/01/2002    15,000,000    15,000,000
UBS Painewebber Warburg Repurchase
Agreement, collateralized by a Federal
Home Loan Bank with an interest rate of
3.518%, maturity date of 3/28/07 and an
aggregate market value of $27,605,003.     1.920%  11/01/2002    27,063,000    27,063,000
                                                                             ------------
TOTAL REPURCHASE AGREEMENTS                                                    42,063,000
                                                                             ------------
TOTAL INVESTMENTS -- 100.0% (COST $204,242,320)                               204,242,320
NET OTHER ASSETS -- 0.0%                                                           61,994
                                                                             ------------
NET ASSETS -- 100.0%                                                         $204,304,314
                                                                             ============
TOTAL COST FOR INCOME TAX PURPOSES                                           $204,242,320

    The accompanying notes are an integral part of the financial statements.

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TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
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
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
---------------------------------------------------------------------------------------
PREREFUNDED MUNICIPAL OBLIGATIONS -- 5.5%
Denver, Colorado City & County Airport    6.750%  11/15/2002   $  650,000  $    664,225
Denver, Colorado City & County Airport    7.250%  11/15/2002    2,000,000     2,044,387
Indiana Transportation Finance Authority  6.500%  11/01/2002    1,210,000     1,234,200
Metropolitan Pier & Exposition Authority
Illinois                                  6.500%  06/15/2003    1,000,000     1,050,731
Wisconsin State                           5.100%  05/01/2003      500,000       509,317
                                                                           ------------
TOTAL PREREFUNDED MUNICIPAL OBLIGATIONS                                       5,502,860
                                                                           ------------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 6.0%
City of San Antonio, Texas                1.350%  11/07/2002    1,000,000     1,000,000
Clark County Nevada                       1.700%  01/28/2003    1,000,000     1,000,000
Indiana Development Finance Authority     1.450%  12/04/2002    1,000,000     1,000,000
Las Vegas Valley Water District           1.850%  11/07/2002    1,500,000     1,500,000
Municipal Electric Authority of Georgia   1.500%  11/05/2002    1,500,000     1,500,000
                                                                           ------------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                             6,000,000
                                                                           ------------
FIXED RATE MUNICIPAL OBLIGATIONS -- 12.3%
Arlington, Texas                          2.500%  08/15/2003    1,165,000     1,174,054
Chicago Metropolitan Water                5.550%  12/01/2002      900,000       903,110
Delaware State Series A                   5.000%  04/01/2003      700,000       710,528
Georgia State                             5.950%  03/01/2003    1,000,000     1,015,363
Grand Strand Water & Sewer Authority      5.000%  06/01/2003    1,040,000     1,060,976
Madison Area Technical College            3.000%  08/01/2003    1,000,000     1,011,675
Minneapolis-St. Paul Metropolitan Area
Parks                                     4.000%  02/01/2003      570,000       573,146
Pike Township Indiana School Building
Corporation                               4.500%  01/15/2003    1,500,000     1,509,577
Pima County Arizona Community College     5.000%  07/01/2003    1,000,000     1,023,061
San Antonio, Texas                        4.000%  02/01/2003      500,000       503,166
St. Louis County MN                       3.500%  12/01/2002      500,000       500,728
Washington County, Minnesota              3.500%  02/01/2003    1,425,000     1,432,512
Wichita, Kansas                           2.500%  02/20/2003    1,000,000     1,003,744
                                                                           ------------
TOTAL FIXED RATE MUNICIPAL OBLIGATIONS                                       12,421,640
                                                                           ------------
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 15.0%
Connecticut State Health & Educational
Facilities Authority(1)                   1.900%  11/01/2002    2,000,000     2,000,000
Maryland State Energy Solid Waste
Disposal(1)                               2.050%  11/01/2002    1,200,000     1,200,000
Missouri State Health & Educational
Facilities Authority(1)                   1.950%  11/01/2002    1,450,000     1,450,000
New York, NY(1)                           1.950%  11/01/2002    3,400,000     3,400,000
Philadelphia Hospitals & Higher
Education Facilities Authority(1)         1.950%  11/01/2002    1,500,000     1,500,000

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--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Phoenix, Arizona Industrial Development
Authority(1)                              2.000%  11/01/2002   $1,000,000  $  1,000,000
Princeton Indiana Pollution Control(1)    1.950%  11/01/2002    3,000,000     3,000,000
University of North Carolina(1)           1.990%  11/01/2002    1,500,000     1,500,000
                                                                           ------------
TOTAL DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS                              15,050,000
                                                                           ------------
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 54.9%
Alaska Industrial Development
Authority(1)                              1.850%  11/06/2002    1,600,000     1,600,000
Ascention Parish Louisiana Pollution
Control(1)                                1.860%  11/06/2002      700,000       700,000
California Economic Development
Financing Authority(1)                    1.850%  11/06/2002    1,000,000     1,000,000
Capital Health Facilities Development
Corporation(1)                            1.900%  11/06/2002    1,000,000     1,000,000
Colorado Housing & Finance Authority(1)   1.850%  11/06/2002    1,500,000     1,500,000
Cuyahoga County Ohio Hospital(1)          1.800%  11/06/2002    2,000,000     2,000,000
Delaware Valley Regional Financial
Authority(1)                              1.850%  11/06/2002    1,000,000     1,000,000
Durham, North Carolina(1)                 1.900%  11/07/2002    1,000,000     1,000,000
Elmhurst, Illinois(1)                     1.850%  11/07/2002      840,000       840,000
Elmhurst, Illinois(1)                     1.850%  11/07/2002      325,000       325,000
Emmaus, Pennsylvania General
Authority(1)                              1.900%  11/06/2002      700,000       700,000
Emporia Industrial Development
Authority(1)                              1.950%  11/07/2002      950,000       950,000
Everett Industrial Development
Corporation(1)                            2.050%  11/07/2002      925,000       925,000
Florida Gulf Coast University(1)          1.900%  11/07/2002    1,000,000     1,000,000
Florida Housing Finance Agency(1)         1.730%  11/06/2002    1,000,000     1,000,000
Guilford County, North Carolina(1)        1.850%  11/06/2002    1,000,000     1,000,000
Hampton Redevelopment & Housing
Authority Multifamily(1)                  1.800%  11/06/2002    1,335,000     1,335,000
Honolulu, Hawaii City & County(1)         1.800%  11/06/2002    2,000,000     2,000,000
Illinois Development Finance Authority
Pollution Control(1)                      1.800%  11/06/2002    1,500,000     1,500,000
Illinois Educational Facilities
Authority(1)                              1.850%  11/06/2002    1,500,000     1,500,000
Illinois State Toll Highway Authority(1)  1.900%  11/07/2002    1,500,000     1,500,000
Jacksonville Electric Authority(1)        1.850%  11/06/2002    2,000,000     2,000,000
Kansas City Industrial Development
Authority(1)                              1.950%  11/07/2002    1,500,000     1,500,000
King County WA Sewer(1)                   1.850%  11/06/2002    1,500,000     1,500,000
Lakeland Florida Energy System(1)         1.850%  11/06/2002    1,000,000     1,000,000
Lehigh County Industrial Development
Authority(1)                              1.900%  11/06/2002    1,000,000     1,000,000
Lincoln Parish, Louisiana Exempt
Facility(1)                               1.900%  11/06/2002    2,000,000     2,000,000
Louisiana Public Facilities Authority(1)  1.850%  11/06/2002    1,010,000     1,010,000
Mecklenburg County, North Carolina(1)     1.850%  11/06/2002    1,000,000     1,000,000
Metropolitan Atlanta Rapid Transit
Authority(1)                              1.750%  11/06/2002    1,000,000     1,000,000
Michigan State Strategic Fund Solidwaste
Disposal(1)                               1.900%  11/06/2002    1,159,000     1,159,000

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
North Texas Higher Education
Authority(1)                              1.950%  11/06/2002   $1,500,000  $  1,500,000
Oklahoma City Industrial & Cultural
Facilities Trust(1)                       1.850%  11/07/2002    1,500,000     1,500,000
Pinal County Industrial Development
Authority(1)                              1.850%  11/06/2002      800,000       800,000
Port Corpus Christi Authority Texas(1)    1.900%  11/06/2002    2,000,000     2,000,000
Seattle Washington Municipal Light &
Power(1)                                  1.800%  11/06/2002    1,500,000     1,500,000
Seattle Washington Water System(1)        1.750%  11/06/2002      900,000       900,000
Seminole County Industrial Development
Authority(1)                              2.000%  11/07/2002    1,000,000     1,000,000
South Carolina-Jobs Economic Development
Authority(1)                              1.950%  11/07/2002    1,000,000     1,000,000
South Louisiana Port Commission Marine
Terminals Facility(1)                     1.850%  11/06/2002    1,325,000     1,325,000
St. Paul Minnesota Housing &
Redevelopment Authority(1)                1.850%  11/06/2002    1,500,000     1,500,000
University Pittsburgh of the
Commonwealth System of Higher Education
Pennsylvania(1)                           1.850%  11/06/2002    1,000,000     1,000,000
Utah State(1)                             1.800%  11/06/2002      500,000       500,000
Vancouver Housing Authority(1)            2.000%  11/07/2002    1,000,000     1,000,000
Washington Higher Education Facilities
Authority(1)                              1.850%  11/07/2002    1,000,000     1,000,000
West Des Moines, Iowa Commercial
Development(1)                            1.850%  11/06/2002    1,200,000     1,200,000
                                                                           ------------
TOTAL WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS                             55,269,000
                                                                           ------------
MONEY MARKET FUNDS -- 6.0%
Alliance Institutional Tax Free
Portfolio                                 1.620%                3,814,779     3,814,779
Merrill Lynch Institutional Tax Exempt
Money Market                              1.620%                2,272,961     2,272,961
                                                                           ------------
TOTAL MONEY MARKET FUNDS                                                      6,087,740
                                                                           ------------
TOTAL INVESTMENTS -- 99.7% (COST $100,331,240)                              100,331,240
NET OTHER ASSETS -- 0.3%                                                        300,862
                                                                           ------------
NET ASSETS -- 100.0%                                                       $100,632,102
                                                                           ============
TOTAL COST FOR INCOME TAX PURPOSES                                         $100,331,240

 (1)  Maturity date shown for security is actual reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS STATE TABLE - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

STATE (AS A % OF MARKET VALUE OF INVESTMENTS)  PERCENTAGE
---------------------------------------------------------
Illinois                                            7.6%
Texas                                               7.1%
Washington                                          6.8%
Indiana                                             6.7%
National Tax Exempt Mutual Fund                     6.1%
Florida                                             6.0%
Pennsylvania                                        5.2%
Louisiana                                           5.0%
North Carolina                                      4.5%
Colorado                                            4.2%
Minnesota                                           4.0%
Georgia                                             3.5%
New York                                            3.4%
Missouri                                            2.9%
Arizona                                             2.8%
Nevada                                              2.5%
Virginia                                            2.3%
South Carolina                                      2.0%
Connecticut                                         2.0%
Ohio                                                2.0%
Hawaii                                              2.0%
Alaska                                              1.6%
Wisconsin                                           1.5%
Oklahoma                                            1.5%
Maryland                                            1.2%
Iowa                                                1.2%
Michigan                                            1.2%
Kansas                                              1.0%
California                                          1.0%
Delaware                                            0.7%
Utah                                                0.5%

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NEW YORK MUNICIPAL FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
---------------------------------------------------------------------------------------
PREREFUNDED MUNICIPAL OBLIGATIONS -- 2.2%
New York City Health & Hospital Corp.     6.300%  02/15/2020   $1,500,000  $  1,550,816
New York State Power Authority            4.800%  01/02/2003    1,500,000     1,538,838
                                                                           ------------
TOTAL PREREFUNDED MUNICIPAL OBLIGATIONS                                       3,089,654
                                                                           ------------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 13.7%
Metropolitan Transportation Authority
New York                                  1.250%  11/06/2002    4,000,000     4,000,000
Metropolitan Transportation Authority
New York                                  1.300%  02/06/2003    6,000,000     6,000,000
New York City Municipal Water Finance
Authority                                 1.300%  12/10/2002    1,000,000     1,000,000
New York State                            1.800%  11/07/2002    5,000,000     5,000,000
New York State Thruway Authority          1.350%  12/09/2002    3,500,000     3,500,000
                                                                           ------------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                            19,500,000
                                                                           ------------
FIXED RATE MUNICIPAL OBLIGATIONS -- 5.9%
Bath Central School District              3.125%  06/15/2003      425,000       429,494
Brookhaven, New York                      4.750%  11/01/2002    1,255,000     1,255,000
Erie County New York                      2.500%  09/17/2003    1,000,000     1,009,248
Half Hollow Hills Central School          2.250%  06/26/2003    2,000,000     2,011,301
New York State Dormitory Authority        6.000%  08/01/2003    1,875,000     1,939,672
New York State Thruway Authority          4.500%  04/01/2003    1,695,000     1,716,502
                                                                           ------------
TOTAL FIXED RATE MUNICIPAL OBLIGATIONS                                        8,361,217
                                                                           ------------
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 14.0%
Jay Street Development Corporation(1)     1.950%  11/01/2002    1,700,000     1,700,000
Nassau County Industrial Development
Agency Facility(1)                        1.950%  11/01/2002    3,500,000     3,500,000
New York City Municipal Water Finance
Authority(1)                              1.900%  11/01/2002    1,000,000     1,000,000
New York City Municipal Water Finance
Authority(1)                              1.990%  11/01/2002    4,000,000     4,000,000
New York State Dormitory Authority(1)     1.950%  11/01/2002    2,200,000     2,200,000
New York State Energy Research &
Development Authority Pollution
Control(1)                                2.150%  11/01/2002    3,000,000     3,000,000
New York, NY(1)                           1.950%  11/01/2002    3,900,000     3,900,000
New York, NY(1)                           2.000%  11/01/2002      700,000       700,000
                                                                           ------------
TOTAL DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS                              20,000,000
                                                                           ------------
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 58.1%
Albany New York Industrial Development
Agency Civic Facility(1)                  1.900%  11/06/2002    3,000,000     3,000,000
Long Island Power Authority(1)            1.800%  11/06/2002    3,000,000     3,000,000
Long Island Power Authority(1)            1.810%  11/06/2002    2,000,000     2,000,000
Nassau County, New York Interim Finance
Authority(1)                              1.700%  11/06/2002    4,500,000     4,500,000
Nassau County, New York Interim Finance
Authority(1)                              1.750%  11/06/2002    2,000,000     2,000,000
New York City Trust for Cultural
Resources(1)                              1.800%  11/06/2002    2,790,000     2,790,000

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NEW YORK MUNICIPAL FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
New York NY City Housing Development
Corp.(1)                                  1.950%  11/07/2002   $1,800,000  $  1,800,000
New York NY City Housing Development
Corp. Multifamily Housing(1)              1.750%  11/06/2002      950,000       950,000
New York NY City Housing Development
Corp. Multifamily Housing(1)              1.850%  11/06/2002    1,000,000     1,000,000
New York NY City Housing-400 West 59th
Street Partners(1)                        1.900%  11/06/2002    4,100,000     4,100,000
New York NY City Housing-Queenswood
Apartments(1)                             1.750%  11/06/2002    5,000,000     5,000,000
New York NY City Industrial Development
Agency Civic Facility(1)                  1.850%  11/07/2002    5,000,000     5,000,000
New York NY City Transitional Finance
Authority(1)                              1.850%  11/06/2002    2,500,000     2,500,000
New York NY City Transitional Finance
Authority(1)                              1.860%  11/06/2002    2,500,000     2,500,000
New York State Energy Research &
Development Authority Electric
Facilities(1)                             1.850%  11/06/2002    5,000,000     5,000,000
New York State Housing Finance Agency(1)  1.800%  11/06/2002    3,500,000     3,500,000
New York State Housing Finance Agency(1)  1.850%  11/06/2002    3,000,000     3,000,000
New York State Housing Finance Agency(1)  1.850%  11/06/2002    2,000,000     2,000,000
New York State Local Government
Assistance Corp.(1)                       1.800%  11/06/2002    5,000,000     5,000,000
New York State Local Government
Assistance Corp.(1)                       1.800%  11/06/2002    1,500,000     1,500,000
New York, NY(1)                           1.850%  11/06/2002    2,000,000     2,000,000
Niagara Falls NY Bridge Toll(1)           1.800%  11/06/2002    3,800,000     3,800,000
Onondaga County Industrial Development
Agency(1)                                 1.900%  11/07/2002    5,000,000     5,000,000
Puerto Rico Government Development
Bank(1)                                   1.690%  11/06/2002    5,000,000     5,000,000
Triborough Bridge & Tunnel Authority
NY(1)                                     1.750%  11/07/2002    1,700,000     1,700,000
Triborough Bridge & Tunnel Authority
NY(1)                                     1.900%  11/06/2002    5,000,000     5,000,000
                                                                           ------------
TOTAL WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS                             82,640,000
                                                                           ------------
MONEY MARKET FUNDS -- 5.9%
Blackrock Provident Institutional New
York Money Fund                           1.561%                4,074,898     4,074,898
Dreyfus New York Municipal Cash
Management Fund                           1.620%                4,409,930     4,409,931
                                                                           ------------
TOTAL MONEY MARKET FUNDS                                                      8,484,829
                                                                           ------------
TOTAL INVESTMENTS -- 99.8% (COST $142,075,700)                              142,075,700
NET OTHER ASSETS -- 0.2%                                                        215,770
                                                                           ------------
NET ASSETS -- 100.0%                                                       $142,291,470
                                                                           ============
TOTAL COST FOR INCOME TAX PURPOSES                                         $142,075,700

 (1)  Maturity date shown for security is actual reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE       NEW YORK MUNICIPAL
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------  ------------------
ASSETS
  Investments in securities, at value
  (Cost $983,034,399, $162,179,320,
  $100,331,240 and $142,075,700,
  respectively)                           $  983,034,399     $162,179,320       $100,331,240        $142,075,700
  Repurchase agreements, at value (Cost
  $313,698,000, $42,063,000, $0 and $0,
  respectively)                              313,698,000       42,063,000                 --                  --
  Cash                                               254              432                 --                  --
  Receivable from Investment Advisor                  --               --                 --               3,618
  Interest receivable                          2,652,950          306,598            435,053             325,691
  Prepaid expenses                               171,116           15,132             36,562              20,264
                                          --------------     ------------       ------------        ------------
    TOTAL ASSETS                           1,299,556,719      204,564,482        100,802,855         142,425,273
                                          --------------     ------------       ------------        ------------
LIABILITIES
  Dividends payable                              551,852           77,938             36,381              64,027
  Payable to the Investment Advisor              420,045           77,472             52,274                  --
  Payable to affiliate for Trustees'
  fees                                               256              256                256                  --
  Payable to Distributor                         278,686           43,371             21,326              30,213
  Payable to Transfer Agent                        8,201           14,949              5,292              20,005
  Accrued expense and other payables             113,092           46,182             55,224              19,558
                                          --------------     ------------       ------------        ------------
    TOTAL LIABILITIES                          1,372,132          260,168            170,753             133,803
                                          --------------     ------------       ------------        ------------
NET ASSETS                                $1,298,184,587     $204,304,314       $100,632,102        $142,291,470
                                          ==============     ============       ============        ============
NET ASSETS CONSIST OF:
  Paid-in capital                          1,298,184,587      204,304,314        100,632,102         142,291,470
  Accumulated net investment income                  314               --                 --                  --
  Accumulated net realized loss on
  investment transactions                           (314)              --                 --                  --
                                          --------------     ------------       ------------        ------------
TOTAL NET ASSETS                          $1,298,184,587     $204,304,314       $100,632,102        $142,291,470
                                          ==============     ============       ============        ============
NET ASSETS
  Class 1                                  1,276,859,122      204,304,314        100,632,102         142,291,470
  Class 2                                     21,325,465               --                 --                  --
                                          --------------     ------------       ------------        ------------
TOTAL                                      1,298,184,587      204,304,314        100,632,102         142,291,470
SHARES OUTSTANDING
  Class 1                                  1,276,859,122      204,304,314        100,632,102         142,291,470
  Class 2                                     21,325,465               --                 --                  --
                                          --------------     ------------       ------------        ------------
TOTAL                                      1,298,184,587      204,304,314        100,632,102         142,291,470
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
  Class 1                                          $1.00            $1.00              $1.00               $1.00
  Class 2                                           1.00               --                 --                  --

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE       NEW YORK MUNICIPAL
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------  ------------------
INVESTMENT INCOME
  Interest                                  $12,510,676       $ 1,901,350        $  725,679          $  715,255

EXPENSES
  Investment advisor fee                      3,692,636           575,103           265,741             288,336
  Distribution and service fees
    Class 1                                   1,652,364           261,410           120,791             131,062
  Legal fees                                      3,024             3,024             3,024              27,703
  Printing                                       72,634            11,832             2,916              16,514
  Audit fees                                      9,761             9,569             9,569               7,932
  Custodian and fund accounting expense         239,571            47,965            18,643              48,212
  Transfer agency expense                       731,027           104,252            20,930              64,064
  Registration expense                           53,890            15,405            13,294               7,436
  Insurance expense                             121,425             2,214             8,609              13,980
  Trustees fees and expense                       4,005             4,005             4,005               3,750
  Miscellaneous                                     546               547               548                 428
                                            -----------       -----------        ----------          ----------
    Total expenses                            6,580,883         1,035,326           468,070             609,417
    Reduction of investment advisor
    expense                                    (722,697)          (94,248)          (33,220)           (268,657)
                                            -----------       -----------        ----------          ----------
    Net expenses                              5,858,186           941,078           434,850             340,760
                                            -----------       -----------        ----------          ----------
Net investment income                         6,652,490           960,272           290,829             374,495
                                            -----------       -----------        ----------          ----------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                                  $ 6,652,490       $   960,272        $  290,829          $  374,495
                                            ===========       ===========        ==========          ==========

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   BOSTON ADVISORS                   BOSTON ADVISORS
                                                        CASH                         U.S. GOVERNMENT
                                                    RESERVES FUND                   MONEY MARKET FUND
                                          ---------------------------------  --------------------------------
                                          SIX MONTHS ENDED                   SIX MONTHS ENDED
                                          OCTOBER 31, 2002    YEAR ENDED     OCTOBER 31, 2002    YEAR ENDED
                                            (UNAUDITED)     APRIL 30, 2002     (UNAUDITED)     APRIL 30, 2002
                                          ----------------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                   $     6,652,490   $    27,258,358   $     960,272    $   3,685,378
                                          ---------------   ---------------   -------------    -------------
    Net increase in net assets resulting
    from operations                             6,652,490        27,258,358         960,272        3,685,378
                                          ---------------   ---------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                    (6,525,868)      (26,757,977)       (960,272)      (3,685,378)
    Class 2                                      (126,622)         (500,381)             --               --
                                          ---------------   ---------------   -------------    -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS        (6,652,490)      (27,258,358)       (960,272)      (3,685,378)
                                          ---------------   ---------------   -------------    -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Proceeds from sale of shares
    Class 1                                 2,240,378,790     3,901,149,149     349,577,729      587,705,828
    Class 2                                    19,925,649        34,339,004              --               --
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                     6,341,966        27,430,087         954,098        3,697,942
    Class 2                                       124,861           533,889              --               --
  Cost of shares redeemed
    Class 1                                (2,316,121,207)   (3,728,652,888)   (341,040,555)    (508,963,919)
    Class 2                                   (18,623,164)      (33,977,992)             --               --
                                          ---------------   ---------------   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM FUND SHARE TRANSACTIONS                  (67,973,105)      200,821,249       9,491,272       82,439,851
                                          ---------------   ---------------   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS         (67,973,105)      200,821,249       9,491,272       82,439,851
NET ASSETS
  At beginning of period                    1,366,157,692     1,165,336,443     194,813,042      112,373,191
                                          ---------------   ---------------   -------------    -------------
  At end of period                        $ 1,298,184,587   $ 1,366,157,692   $ 204,304,314    $ 194,813,042
                                          ===============   ===============   =============    =============
Accumulated undistributed net investment
income included in net assets             $           314   $           314   $          --    $          --
                                          ===============   ===============   =============    =============

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                  BOSTON ADVISORS           BOSTON ADVISORS
                                                     TAX FREE              NEW YORK MUNICIPAL
                                                 MONEY MARKET FUND         MONEY MARKET FUND
                                          -------------------------------  ------------------
                                                                             FOR THE PERIOD
                                          SIX MONTHS ENDED   YEAR ENDED          ENDED
                                          OCTOBER 31, 2002    APRIL 30,     OCTOBER 31, 2002
                                            (UNAUDITED)         2002          (UNAUDITED)
                                          ----------------  -------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                    $     290,829    $   1,036,014    $     374,495
                                           -------------    -------------    -------------
    Net increase in net assets resulting
    from operations                              290,829        1,036,014          374,495
                                           -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                     (290,829)      (1,036,014)        (374,495)
                                           -------------    -------------    -------------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS        (290,829)      (1,036,014)        (374,495)
                                           -------------    -------------    -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Proceeds from sale of shares
    Class 1                                  156,744,965      264,375,796      355,477,231
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                      276,359        1,068,011          300,648
  Cost of shares redeemed
    Class 1                                 (141,527,561)    (253,830,256)    (213,486,409)
                                           -------------    -------------    -------------
NET INCREASE IN NET ASSETS FROM FUND
SHARE TRANSACTIONS                            15,493,763       11,613,551      142,291,470
                                           -------------    -------------    -------------
NET INCREASE IN NET ASSETS                    15,493,763       11,613,551      142,291,470
NET ASSETS
  At beginning of period                      85,138,339       73,524,788               --
                                           -------------    -------------    -------------
  At end of period                         $ 100,632,102    $  85,138,339    $ 142,291,470
                                           =============    =============    =============
Accumulated undistributed net investment
income included in net assets              $          --    $          --    $          --
                                           =============    =============    =============

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                  BOSTON ADVISORS
                                                                CASH RESERVES FUND
                                            -----------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED         FOR THE               FOR THE
                                            OCTOBER 31, 2002      YEAR ENDED          PERIOD ENDED
                                              (UNAUDITED)       APRIL 30, 2002      APRIL 30, 2001(1)
                                            ----------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    1.000         $    1.000           $    1.000
                                               ----------         ----------           ----------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                               0.005              0.022                0.050
                                               ----------         ----------           ----------
Net increase from investment operations             0.005              0.022                0.050
                                               ----------         ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                              (0.005)            (0.022)              (0.050)
                                               ----------         ----------           ----------
Total distributions                                (0.005)            (0.022)              (0.050)
                                               ----------         ----------           ----------
NET ASSET VALUE, END OF PERIOD                 $    1.000         $    1.000           $    1.000
                                               ==========         ==========           ==========
TOTAL RETURN                                         0.50%(2)           2.25%                5.07%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)            $1,276,859         $1,346,260           $1,146,333
  Ratio of net operating expenses to
  average net assets                                 0.88%(3)           0.90%                0.90%(3)
  Ratio of net investment income to
  average net assets                                 0.99%(3)           2.17%                5.42%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                           0.99%(3)           0.99%                1.03%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                       0.88%(3)           2.08%                5.29%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 2
--------------------------------------------------------------------------------

                                                                  BOSTON ADVISORS
                                                                CASH RESERVES FUND
                                            -----------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED         FOR THE               FOR THE
                                            OCTOBER 31, 2002      YEAR ENDED          PERIOD ENDED
                                              (UNAUDITED)       APRIL 30, 2002      APRIL 30, 2001(1)
                                            ----------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.000            $ 1.000               $ 1.000
                                                -------            -------               -------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                             0.006              0.025                 0.020
                                                -------            -------               -------
Net increase from investment operations           0.006              0.025                 0.020
                                                -------            -------               -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                            (0.006)            (0.025)               (0.020)
                                                -------            -------               -------
Total distributions                              (0.006)            (0.025)               (0.020)
                                                -------            -------               -------
NET ASSET VALUE, END OF PERIOD                  $  1.00            $  1.00               $  1.00
                                                =======            =======               =======
TOTAL RETURN                                       0.61%(2)           2.50%                 2.01%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $21,325            $19,898               $19,003
  Ratio of net operating expenses to
  average net assets                               0.65%(3)           0.65%                 0.66%(3)
  Ratio of net investment income to
  average net assets                               1.21%(3)           2.44%                 5.22%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                         0.73%(3)           0.74%                 0.83%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                     1.13%(3)           2.35%                 5.05%(3)

 (1) For the period from commencement of offering of Class 2 shares, December 13, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                  BOSTON ADVISORS
                                                         U.S. GOVERNMENT MONEY MARKET FUND
                                            -----------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED         FOR THE               FOR THE
                                            OCTOBER 31, 2002      YEAR ENDED          PERIOD ENDED
                                              (UNAUDITED)       APRIL 30, 2002      APRIL 30, 2001(1)
                                            ----------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  1.000           $  1.000             $  1.000
                                                --------           --------             --------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                              0.005              0.022                0.049
                                                --------           --------             --------
Net increase from investment operations            0.005              0.022                0.049
                                                --------           --------             --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             (0.005)            (0.022)              (0.049)
                                                --------           --------             --------
Total distributions                               (0.005)            (0.022)              (0.049)
                                                --------           --------             --------
NET ASSET VALUE, END OF PERIOD                  $  1.000           $  1.000             $  1.000
                                                ========           ========             ========
TOTAL RETURN                                        0.46%(2)           2.20%                4.98%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $204,304           $194,813             $112,373
  Ratio of net operating expenses to
  average net assets                                0.90%(3)           0.90%                0.90%(3)
  Ratio of net investment income to
  average net assets                                0.92%(3)           2.10%                5.34%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                          0.99%(3)           1.01%                1.07%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                      0.83%(3)           1.99%                5.17%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                  BOSTON ADVISORS
                                                            TAX FREE MONEY MARKET FUND
                                            -----------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED         FOR THE               FOR THE
                                            OCTOBER 31, 2002      YEAR ENDED          PERIOD ENDED
                                              (UNAUDITED)       APRIL 30, 2002      APRIL 30, 2001(1)
                                            ----------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  1.000           $ 1.000               $ 1.000
                                                --------           -------               -------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                              0.003             0.013                 0.027
                                                --------           -------               -------
Net increase from investment operations            0.003             0.013                 0.027
                                                --------           -------               -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             (0.003)           (0.013)               (0.027)
                                                --------           -------               -------
Total distributions                               (0.003)           (0.013)               (0.027)
                                                --------           -------               -------
NET ASSET VALUE, END OF PERIOD                  $  1.000           $ 1.000               $ 1.000
                                                ========           =======               =======
TOTAL RETURN                                        0.31%(2)          1.30%                 2.77%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $100,632           $85,138               $73,525
  Ratio of net operating expenses to
  average net assets                                0.90%(3)          0.90%                 0.90%(3)
  Ratio of net investment income to
  average net assets                                0.60%(3)          1.24%                 2.99%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                          0.97%(3)          1.02%                 1.09%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                      0.53%(3)          1.12%                 2.80%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                BOSTON ADVISORS
                                            NEW YORK MUNICIPAL FUND
                                            -----------------------
                                                      FOR
                                                 PERIOD ENDED
                                               OCTOBER 31, 2002
                                                (UNAUDITED)(1)
                                            -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  1.000
                                                   --------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                                 0.003
                                                   --------
Net increase from investment operations               0.003
                                                   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                (0.003)
                                                   --------
Total distributions                                  (0.003)
                                                   --------
NET ASSET VALUE, END OF PERIOD                     $  1.000
                                                   ========
TOTAL RETURN                                           0.28%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                $142,291
  Ratio of net operating expenses to
  average net assets                                   0.65%(3)
  Ratio of net investment income to
  average net assets                                   0.72%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                             1.17%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                         0.20%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 11, 2002 to October 31, 2002.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1 -- SIGNIFICANT ACCOUNTING POLICIES
Boston Advisors Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Massachusetts Business Trust on September 30, 1999. The Trust currently offers four Funds: Boston Advisors Cash Reserves Fund (the "Cash Reserves Fund"), Boston Advisors U.S. Government Money Market Fund (the "U.S. Government Money Market Fund"), Boston Advisors Tax Free Money Market Fund (the "Tax Free Money Market Fund"), and Boston Advisors New York Municipal Money Market Fund (the "New York Municipal Money Market Fund"), (each, a "Fund"). The investment objective of the Funds seeks to preserve capital and maintain liquidity, consistent with seeking maximum current income. Additionally the Tax Free Money Market Fund seeks to generate income that is substantially exempt from federal income taxes and the New York Municipal Money Market Fund seeks to generate income that is substantially exempt from federal income tax and the personal income taxes imposed by New York State and New York municipalities. The Cash Reserves Fund issues two classes of shares (Class 1 and Class 2 shares). Class 1 shares of each Fund have a 12b-1 distribution fee. There are no other class specific expenses for either share class. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION -- Each Fund values investment securities utilizing the amortized cost valuation method permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which each fund must comply with certain conditions. This pricing method involves initially valuing a fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C. EXPENSES -- The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund are charged to that fund while general expenses are allocated among the Trust's respective portfolios based on their respective net assets.

    The investment income and expenses of each Fund (other than class specific expenses) and realized gains and losses on investments of each fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized gains or losses are incurred.

D. REPURCHASE AGREEMENTS -- Each Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, each Fund has a right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E. USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. OTHER -- Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

2 -- TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

The net investment income of each Fund is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. Distributions are paid in the form of additional shares of the same Fund or, at the election of the shareholder, in cash. For U.S. Government Money Market Fund and Tax Free Money Market Fund, certain distributions may be paid from net interest earned and designated as tax exempt interest. Such distributions are not includable by shareholders as income subject to federal and/or state taxes, but may be subject to federal alternative minimum tax.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3 -- INVESTMENT ADVISOR FEE
Boston Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of The Advest Group, Inc. ("Advest Group"), serves as the investment advisor to the Funds, providing management, investment advisory and other services. In exchange, the Funds have agreed to pay the Advisor, a monthly advisory fee at an annual rate of 0.55% of each Fund's average daily net assets. For the Cash Reserves Fund, the Advisor has agreed to waive its advisory fee and reimburse the Fund for its expenses through September 1, 2003, to the extent necessary that the total expenses of the Fund do not exceed 0.83% and 0.65% of the average daily net assets of Class 1 and Class 2, respectively. Prior to August 30, 2002, the Cash Reserves Fund was reimbursed to the extent necessary that the total expenses of the Fund did not exceed 0.90% of the average daily net assets of Class 1. For the remaining Funds, the Advisor has also agreed to waive its advisory fee and reimburse each Fund for its expenses through September 1, 2003, to the extent necessary that the total expenses of the Fund do not exceed 0.90% of the average daily net assets of Class 1. The Advisor reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two years to the extent that a Fund's expense ratio falls below any expense limitations.

4 -- DISTRIBUTION PLAN
Advest, Inc. ("Advest"), a wholly owned subsidiary of Advest Group, serves as the distributor to the Funds. The Funds have adopted a Rule 12b-1 distribution plan (the "Plan") authorizing each Fund's Class 1 shares to pay service fees equal to 0.25% of the Class 1 average daily net assets. Advest may pay up to the entire

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

fee under the Plan to its own representatives or to other dealers providing services in connection with the sale of each Fund's shares. To the extent the fee is not paid to others, Advest may retain this fee as compensation for its services and expenses incurred in accordance with the Plan. For the period ended October 31, 2002, the distribution fees paid to Advest by the Cash Reserves Fund, the U.S. Government Money Market Fund, and the Tax Free Money Market Fund amounted to $1,652,364, $261,410, and $120,791, respectively. Advest retained the full amount of each Fund's payment. For the period ended October 31, 2002, the distribution fee for the New York Municipal Money Market Fund has been waived due to expense limitations.

5 -- TRANSFER AGENT FEE
Advest Transfer Services, Inc. ("ATS"), a subsidiary of the Advest Group, serves as the Funds' shareholder servicing agent and transfer agent. ATS receives account fees and asset-based fees that vary according to account size and type of account.

6 -- CUSTODIAN AND FUND ACCOUNTING FEE
Investors Bank & Trust Company ("Investors Bank") serves as the Trust's administrator, custodian and fund accounting agent. As compensation for its services, Investors Bank receives out-of-pocket costs, transaction fees, and asset based fees, which are accrued daily and paid monthly. Fees for such services paid to Investors Bank by the Funds are reflected as custodian and fund accounting expense in the statement of operations.

7 -- SUBSEQUENT EVENTS
Effective December 2, 2002, MONY Capital Management, Inc., a subsidiary of The MONY Group Inc., a financial services holding company that provides life insurance, annuities and investments through its member companies, will serve as the investment sub-advisor to the Cash Reserves Fund and the U.S. Government Money Market Fund. Advest Group is a member of The MONY Group Inc.